Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2017
Share Based Payment Transactions [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS

NOTE 12:-	SHARE-BASED PAYMENT TRANSACTIONS

a.	Expenses recognized in the financial statements:

	Year ended December 31,
	2017	2016	2015
	USD

Research and development expenses	$139	$129	$53
General and administrative expenses	53	180	56

	$192	$309	$109

b.	Share-based payment transactions granted by the Company:

1.	On March 19, 2015, the Company’s board of directors approved a grant of unlisted options exercisable into 40,000 of the Company’s ordinary shares to three of its employees and one senior officer for an exercise price of NIS 8.118 per shares (USD 2.34 per share based on the exchange rate reported by the Bank of Israel on December 31, 2017). The options vest on a quarterly basis for a period of 4 years from the grant date.

2.	In October 2015, the Company granted an amount of 200,000 options to acquire up to 200,000 of the Company’s ordinary shares to one of its directors at an exercise price of NIS 3.573 per share (USD 1.03 per share based on the exchange rate reported by the Bank of Israel on December 31, 2017). The options vest over a period of three years on a quarterly basis for 12 consecutive quarters from the date of the grant. The term of the options is 10 years.

3.	In February 2016, the Company’s board of directors approved a grant of unlisted options exercisable into 160,000 of the Company’s ordinary shares to three of its employees and one senior officer for an exercise price of NIS 4.317 per shares (USD 1.24 per share based on the exchange rate reported by the Bank of Israel on December 31, 2017). The options vest on quarterly basis for a period of 4 years from the grant date.

4.	In May 2016, the Company’s board of directors approved a grant of 74,000 shares of the Company to a service provider. Pursuant to the agreement with the service provider, and as partial consideration, the Company issued 37,000 ordinary shares and agreed to issue an additional 37,000 ordinary shares within 180 days, provided that the agreement was not terminated. During 2016 the Company recorded an amount of USD 74 for share based payment expenses relating to this transaction.

5.	On May 26, 2016 the Company’s board of directors approved a grant of 20,000 options exercisable into 20,000 ordinary shares of the Company to one of its advisers at an exercise price of 5.376 NIS per share (USD 1.55 per share based on December 31, 2017 exchange rate). The options will vest on a quarterly basis for a period of 4 years from the grant date.

6.	In March 2017, the Company’s board of directors approved a grant of unlisted options exercisable into 210,000 of the Company’s ordinary shares to three of its employees for an exercise price of NIS 3.662 per share (USD 1.05 per share based on December 31, 2017 exchange rate). The options vest on a quarterly basis for a period of 48 months from the grant date.

7.	In May 2017, the Company’s board of directors approved a grant of unlisted options exercisable into 60,000 of the Company’s ordinary shares to an advisor for an exercise price of NIS 3.393 per share (USD 0.98 per share based on the exchange rate reported by the Bank of Israel on December 31, 2017). The options vest on a quarterly basis for a period of 48 months from the grant date.

8.	In December 2017, the Company’s board of directors approved a grant of unlisted options exercisable into 460,000 and 240,000 of the Company’s ordinary shares to the Company’s employees and directors, respectively, for an exercise price of NIS 2.513 and NIS 2.926 per share, respectively (USD 0.72 and USD 0.84 per share, respectively, based on the exchange rate reported by the Bank of Israel on December 31, 2017). The options vest on a quarterly basis for a period of 48 months from the grant date.

c.	Movement during the year:

The following table lists the number of share options, their weighted average exercise prices and modification in option plans of employees, directors and consultants for the periods indicated:

	Shares subject to options outstanding
	2017		2016		2015
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of year	737,028	2.63	798,579	3.14	592,707	3.94
Grants	970,000	0.75	180,000	1.15	240,000	1.11
Forfeited/expired	(216,605)	4.26	(241,551)	3.32	(34,128)	2.82

Outstanding at end of year	1,490,423	1.35	737,028	2.63	798,579	3.14

Exercisable at end of year	451,266	2.41	402,500	3.87	557,749	4.00

d.	The weighted average remaining contractual life for the shares subject to options outstanding as of December 31, 2017, 2016 and 2015 was 8.38 years, 5.86 years and 4.67 years, respectively.

e.	The range of exercise prices for shares subject to options outstanding as of December 31, 2017, 2016 and 2015 was between USD 0.72 and USD 5.95.

f.	The fair value of the Company’s share options granted for the years ended December 31, 2016 and 2017 was estimated using the binomial option pricing model using the following assumptions:

	December 31,
Description	2017	2016

Risk-free interest rate	1.89%-2.31%	2.01%-2.02%
Expected volatility	74.4%-77.64%	77.84%-78.22%
Dividend yield	0	0
Contractual life	10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5
Exercise price	0.72-0.98	1.12-1.39